Summary of significant accounting policies - Narrative (Details) - CAD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Disclosure of voluntary change in accounting policy [line items]
Funds held for clients	$ 598,839	$ 593,154
Cash and cash equivalents
Disclosure of voluntary change in accounting policy [line items]
Funds held for clients	$ 504,726	$ 456,525